Expense Example {- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2030 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example:
1 year	$ 663
3 years	848
5 years	1,050
10 years	1,630
Class M
Expense Example:
1 year	464
3 years	706
5 years	966
10 years	1,710
Class C
Expense Example:
1 year	269
3 years	523
5 years	902
10 years	1,766
Class I
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	822
Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726